Fees Summary	Mar. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,142,000.00
Previously Paid Amount	0.00
Total Fee Amount	433.91
Total Offset Amount	0.00
Net Fee	433.91
Narrative - Max Aggregate Offering Price	$ 3,142,000.00
Final Prospectus	true